Offerings - Offering: 1	May 06, 2026 USD ($) shares
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Ordinary Shares, par value $0.0016 per share
Amount Registered | shares	1,000,000
Proposed Maximum Offering Price per Unit	2.34
Maximum Aggregate Offering Price	$ 2,340,000.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 323.16
Offering Note	Jowell Global Ltd. (the “Company” or “Registrant”), is registering 1,000,000 ordinary shares of the Company pursuant to the Eastern International Ltd. 2026 Omnibus Equity Plan (the “Plan”). Pursuant to paragraph (a) of Rule 416 under the Securities Act of 1933, as amended (the “Securities Act”), there are also registered hereunder such indeterminate number of additional ordinary shares of the Company as may become issuable under the Plan as a result of stock splits, stock dividends or other similar transaction effected without the receipt of consideration that increases the number of the Registrant’s outstanding ordinary shares.

The offering price for these shares is estimated pursuant to Rule 457(c) and (h) of the Securities Act of 1933, as amended (the “Securities Act”), solely for the purpose of calculating the registration fee and is based upon the average of the high and low prices of our ordinary shares as quoted on the Nasdaq Capital Market on May 14, 2026.